EMPLOYEE BENEFIT OBLIGATIONS (Other non-current) (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Employee benefit obligation - Statutory severance and pre-notice (a)	$ 61,137	$ 32,400
Employee benefit obligation - Defined contribution plan (b)	6,520	5,267
Employee benefit obligation - Defined benefit pension plans(c)	50,752	0
Employee Benefit Obligation	118,409	37,667
Other non-current assets	(4,790)
Accounts payable and other accrued liabilities	1,837
Non-current net defined benefit liability	47,799
Statutory severance and pre-notice obligations:
Disclosure of defined benefit plans [line items]
Employee benefit obligation - Statutory severance and pre-notice (a)	61,137	32,400
Accounts payable and other accrued liabilities	1,717	0
Non-current net defined benefit liability	$ 62,854	$ 32,400	$ 31,003